Shareholders' Equity - Consolidated and Largest Bank Subsidiary Capital Ratios (Parenthetical) (Detail) (Basel I)	Dec. 31, 2013
Basel I
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum Ratio for Tier 1 to be Well Capitalized (percent)	6.00%
Minimum Ratio for Total Tier 1 plus Tier 2 to be Well Capitalized (percent)	10.00%
Minimum Ratio for Leverage to be Well Capitalized (percent)	5.00%
Minimum Ratio for Tier 1 to be Adequately Capitalized (percent)	4.00%
Minimum Ratio for Total Tier 1 plus Tier 2 to be Adequately Capitalized (percent)	8.00%
Minimum Ratio for Leverage to be Adequately Capitalized (percent)	3.00%